Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share
Earnings Per Share

(17)    Earnings Per Share

The calculation of basic earnings per share is based on the profit for the year attributable to the shareholders of the Parent divided by the weighted average number of ordinary shares in circulation throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	618,546	625,146	596,642
Weighted average number of ordinary shares outstanding	685,515,740	685,115,836	684,709,377

Basic earnings per share (Euros per share)	0.90	0.91	0.87

The weighted average of the ordinary shares outstanding (basic) is as follows:

	Number of shares
	31/12/2020	31/12/2019	31/12/2018
Issued shares outstanding at 1 January	685,198,238	684,794,839	684,346,294
Effect of shares issued	—	—	—
Effect of treasury stock	317,502	320,997	363,083

Average weighted number of ordinary shares outstanding (basic) at 31 December	685,515,740	685,115,836	684,709,377

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	618,546	625,146	596,642
Weighted average number of ordinary shares outstanding (diluted)	685,142,749	684,719,195	684,686,164
Diluted earnings per share (Euros per share)	0.90	0.91	0.87

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2020	31/12/2019	31/12/2018
Issued shares outstanding at 1 January	685,198,238	684,794,839	684,346,294
Effect of RSU shares	(372,991)	(396,641)	(23,213)
Effect of shares issued	—	—	—
Effect of treasury stock	317,502	320,997	363,083

Average weighted number of ordinary shares outstanding (diluted) at 31 December	685,142,749	684,719,195	684,686,164